Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) - CQP Interest Rate Derivatives [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative [Line Items]
Notional Amount	$ 225
Effective Date	Mar. 22, 2016
Maturity Date	Feb. 29, 2020
Weighted Average Fixed Interest Rate Paid	1.19%
Variable Interest Rate Received	One-month LIBOR
Maximum [Member]
Derivative [Line Items]
Notional Amount	$ 1,300